INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2016
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	June 30,	December 31,
	2016	2015
	$	$

Raw materials, parts and supplies	3,713	928
Finished products	2,386	2,674

	6,099	3,602